ASSETS HELD FOR SALE	12 Months Ended
Sep. 30, 2022
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE	6. ASSETS HELD FOR SALE As of September 30, 2022, no balance of assets held for sale.